COMMON STOCK - Share-based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 31, 2023	Dec. 31, 2021
Common stock
Granted (in shares)	830,346	815,874	560,516
Share-based compensation expense	$ 34.9	$ 28.2	$ 11.2
Income tax benefit from share-based compensation	8.2	6.9	2.7
Cash received from option exercises and share issuances under plans	$ 2.7	$ 2.8	2.1
Stock Repurchase Program [Abstract]
Repurchase of shares (in shares)	974,869	1,246,616
Stock Purchase Plan
Common stock
Discount rate from fair market value on purchase date (in hundredths)	85.00%
Director Compensation Plan
Common stock
Multiplier of retainer fee (in hundredths)	110.00%
Stock Retainer Plan expense	$ 1.9	$ 2.0	$ 1.7
Employee Stock Option [Member]
Common stock
Unrecognized compensation expense of stock options		0.0		$ 0.0	$ 0.0
Bonus Awards
Common stock
Share-based compensation expense	$ 5.0	13.8
Bonus Awards | Awards with three year vesting
Common stock
Vesting period (in years)	3 years
Bonus Awards | Awards with five year vesting
Common stock
Vesting period (in years)	5 years
Bonus Awards | Awards with eight year vesting
Common stock
Vesting period (in years)	8 years
Bonus Awards | LTSIP
Common stock
Amount of grants	$ 28.9
Granted (in shares)	254,746
Performance Shares
Common stock
Amount of grants	$ 1.2
Granted (in shares)	10,893
Vesting period (in years)	3 years
Sales Incentive Awards
Common stock
Amount of grants	$ 5.9
Granted (in shares)	51,802
Vesting period (in years)	5 years
Share-based compensation expense	$ 1.0	$ 0.9